Note 11 - Deposits	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of deposits from banks [text block]
11.	Deposits:

(thousands of Canadian dollars)
Maturity period	Demand/	Within	3 months to	1 year to	2 years to	Over	Accrued	2024	2023
	Floating	3 months	1 year	2 years	5 years	5 years	Interest	Total	Total

Total deposits	$729,719	$454,182	$1,749,894	$494,866	$639,058	$-	$76,954	$4,144,673	$3,533,366
Average effective interest rate	2.72%	4.67%	4.63%	4.16%	4.64%			4.16%	4.18%

Average effective interest rates are based on book values and contractual interest rates.